Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
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Intangible Assets, Net
NOTE 14.	INTANGIBLE ASSETS, NET
At December 31, 2021 and 2020, intangible assets, net are mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 20,016,146 and Ps. 22,775,784, respectively as follows:
A. Wells unassigned to a reserve

		2021	2020
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	21,435,160	12,831,281
Additions to construction in progress		25,377,983	23,237,519
Transfers against expenses		(12,565,711)	(8,404,284)
Transfers against fixed assets		(15,608,296)	(6,229,356)

Balance at the end of the year	Ps.	18,639,136	21,435,160

As of December 31, 2021, 2020 and 2019, PEMEX recognized expenses related to unsuccessful wells of Ps. 22,296,103, Ps.

19,351,986 and Ps.

79,595,185, respectively, directly in its statement of comprehensive income.
B. Other intangible assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
As of December 31, 2021
Cost
Balance at the beginning of the year	Ps.	4,885,305	1,769,100	6,654,405
Additions		416,070	20,165	436,235
Disposals		(35,885)	—	(35,885)
Effects of foreign exchange		(6,667)	56,583	49,916

		5,258,823	1,845,848	7,104,671

Amortization accumulated
Balance at the beginning of the year		(4,592,114)	(721,667)	(5,313,781)
Disposals		32,561	—	32,561
Amortization		(371,115)	(32,180)	(403,295)
Effects of foreign exchange		(19,647)	(23,499)	(43,146)

		(4,950,315)	(777,346)	(5,727,661)

Balance at the end of the year	Ps.	308,508	1,068,502	1,377,010

Useful lives		1 to 3 years	Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
As of December 31, 2020
Cost
Balance at the beginning of the year	Ps.	4,593,100	2,174,063	6,767,163
Additions		375,801	27,785	403,586
Disposals		(139,663)	(527,489)	(667,152)
Effects of foreign exchange		56,067	94,741	150,808

	Ps.	4,885,305	1,769,100	6,654,405

Amortization accumulated
Balance at the beginning of the year	Ps.	(4,232,303)	(781,617)	(5,013,920)
Disposals		138,099	132,935	271,034
Amortization		(441,229)	(37,759)	(478,988)
Effects of foreign exchange		(56,681)	(35,226)	(91,907)

		(4,592,114)	(721,667)	(5,313,781)

Balance at the end of the year	Ps.	293,191	1,047,433	1,340,624

Useful lives		1 to 3 years	Up to 36 years